COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Lease Payments
Due Date of Lease Payments from October 2011	Amount of Lease Payment

On or before the 30th day after the 1st Anniversary - paid	$42,500
On or before the 30th day after the 2nd Anniversary	$70,000
On or before the 30th day after the 3rd Anniversary	$87,500
On or before the 30th day after the 4th Anniversary as the 5th and final payment	$87,500

The following schedule consists of the lease payment to Lessor based from the Agreement:

Due Date of Lease Payments from October 2011	Amount of Lease Payment

On or before the 30th day after the 1st Anniversary	$42,500
On or before the 30th day after the 2nd Anniversary	$70,000
On or before the 30th day after the 3rd Anniversary	$87,500
On or before the 30th day after the 4th Anniversary as the 5th and final payment	$87,500

Schedule of Royalty Payments
Due Date of Advance Royalty Payments from October 2011	Amount of Advance Royalty Payment

On or before the 30th day after the 1st Anniversary - paid	$42,500
On or before the 30th day after the 2nd Anniversary	$70,000
On or before the 30th day after the 3rd Anniversary	$87,500
On or before the 30th day after the 4th Anniversary as the 5th and final payment	$87,500

The following schedule consists of the advance royalty payments to Lessor based from the Agreement:

Due Date of Advance Royalty Payments from October 2011	Amount of Advance Royalty Payment

On or before the 30th day after the 1st Anniversary	$42,500
On or before the 30th day after the 2nd Anniversary	$70,000
On or before the 30th day after the 3rd Anniversary	$87,500
On or before the 30th day after the 4th Anniversary as the 5th and final payment	$87,500